UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value
CLOSED-END FUNDS 90.4%
COMMODITIES 0.9%
Central Fund of Canada Ltd.	104,000	$1,239,680
DWS Global Commodities Stock Fund	178,437	1,018,875
		2,258,555
CONVERTIBLE 4.7%
Advent Claymore Convertible Securities and Income Fund	378,518	3,754,898
Advent Claymore Global Convertible Securities & Income Fund	36,308	178,998
Calamos Convertible and High Income Fund	159,544	1,300,284
Calamos Convertible Opportunities & Income Fund	106,200	916,506
Nicholas-Applegate Convertible & Income Fund	351,900	1,643,373
Nicholas-Applegate Convertible & Income Fund II	820,304	3,404,262
		11,198,321
COVERED CALL 15.3%
Eaton Vance Enhanced Equity Income Fund	166,726	1,710,609
Eaton Vance Enhanced Equity Income Fund II	497,158	4,862,205
Eaton Vance Tax-Managed Buy-Write Income Fund	219,493	2,495,635
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	680,506	7,179,338
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	951,365	8,952,345
ING Global Advantage and Premium Opportunity Fund	342,900	4,001,643
ING Risk Managed Natural Resources Fund	109,700	1,505,084
NFJ Dividend Interest & Premium Strategy Fund	369,400	3,694,000
Nuveen Equity Premium Advantage Fund	245,600	2,426,528
		36,827,387
EMERGING MARKETS DEBT 1.7%
Morgan Stanley Emerging Markets Domestic Debt Fund	232,200	2,108,376
Western Asset Emerging Markets Debt Fund	73,400	866,120
Western Asset Emerging Markets Income Fund II	125,300	1,011,171
		3,985,667
ENERGY/RESOURCES 2.6%
BlackRock Global Energy and Resources Trust	200,300	3,064,590

	Number
	of Shares	Value
BlackRock Real Asset Equity Trust	453,700	$3,203,122
		6,267,712
EQUITY TAX-ADVANTAGED 14.6%
Eaton Vance Tax-Advantaged Dividend Income Fund	491,500	4,384,180
Eaton Vance Tax-Advantaged Global Dividend Income Fund	444,600	3,561,246
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	103,500	1,150,920
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,154,217	11,265,158
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	985,262	8,473,253
Gabelli Dividend & Income Trust	710,794	5,935,130
Neuberger Berman Dividend Advantage Fund	43,100	216,793
		34,986,680
GLOBAL EQUITY 1.4%
Clough Global Equity Fund	225,500	2,203,135
Gabelli Global Deal Fund	92,400	1,144,836
		3,347,971
GLOBAL EQUITY DIVIDEND 3.9%
Alpine Total Dynamic Dividend Fund	444,500	2,551,430
Evergreen Global Dividend Opportunity Fund	567,699	4,575,654
ING Global Equity Dividend and Premium Opportunity Fund	241,744	2,228,880
		9,355,964
GLOBAL HYBRID (GROWTH & INCOME) 4.7%
Clough Global Allocation Fund	22,900	244,572
Clough Global Opportunities Fund	693,700	6,382,040
First Trust Aberdeen Emerging Opportunity Fund	37,500	400,500
LMP Capital and Income Fund	477,059	3,320,331
Nuveen Diversified Dividend and Income Fund	198,451	1,059,728
		11,407,171
GLOBAL INCOME 6.4%
AllianceBernstein Income Fund	875,800	6,253,212
First Trust Aberdeen Global Opportunity Income Fund	79,600	831,024

	Number
	of Shares	Value
MFS Intermediate Income Trust	245,300	$1,542,937
MFS Multimarket Income Trust	294,400	1,507,328
Nuveen Multi-Currency Short-Term Government Income Fund	93,800	1,180,942
Putnam Premier Income Trust	284,600	1,206,704
Templeton Global Income Fund	258,900	1,923,627
Western Asset Global High Income Fund	130,700	905,751
		15,351,525
GOVERNMENT 1.4%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	312,675	3,355,003
HEALTH/BIOTECH 3.4%
BlackRock Health Sciences Trust	200,900	3,762,857
Finsbury Worldwide Pharmaceutical (United Kingdom)(a)	56,300	443,655
H&Q Healthcare Investors	216,400	2,179,148
H&Q Life Sciences Investors	219,600	1,712,880
		8,098,540
HIGH YIELD 5.6%
BlackRock Corporate High Yield Fund	234,100	955,128
BlackRock Corporate High Yield Fund III	148,100	577,590
BlackRock Corporate High Yield Fund V	125,600	813,888
BlackRock Corporate High Yield Fund VI	326,600	2,126,166
BlackRock Debt Strategies Fund	387,200	774,400
Evergreen Income Advantage Fund	134,300	835,346
New America High Income Fund	162,500	825,500
Pioneer High Income Trust	454,677	3,651,056
Western Asset High Income Fund II	227,374	1,246,010
Western Asset High Income Opportunities Fund	367,900	1,530,464
		13,335,548
INVESTMENT GRADE 0.2%
Duff & Phelps Utility and Corporate Bond Trust	47,600	538,832
LIMITED DURATION 5.8%
BlackRock Limited Duration Income Trust	371,998	4,564,416

	Number
	of Shares	Value
Eaton Vance Limited Duration Income Fund	550,683	$5,787,678
Eaton Vance Short Duration Diversified Income Fund	81,900	1,022,112
Evergreen Multi-Sector Income Fund	172,800	1,786,752
Franklin Templeton Limited Duration Income Trust	94,100	839,372
		14,000,330
MASTER LIMITED PARTNERSHIP 1.1%
Energy Income and Growth Fund	69,700	1,270,631
Fiduciary/Claymore MLP Opportunity Fund	49,661	665,457
MLP & Strategic Equity Fund	69,700	710,940
		2,647,028
NATIONAL MUNICIPAL 0.4%
Alliance National Municipal Income Fund	35,100	398,034
Putnam Managed Municipal Income Trust	89,100	486,486
		884,520
OTHER NON-US EQUITY 0.4%
ING Asia Pacific High Dividend Equity Income	31,893	377,932
Swiss Helvetia Fund	75,700	672,973
		1,050,905
PREFERRED 3.7%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	233,800	1,496,320
Flaherty & Crumrine/Claymore Total Return Fund	104,900	702,830
John Hancock Patriot Premium Dividend Fund II	268,900	1,699,448
John Hancock Preferred Income Fund	150,465	1,590,415
John Hancock Preferred Income Fund II	163,079	1,746,576
John Hancock Preferred Income Fund III	191,829	1,697,687
		8,933,276
REAL ESTATE 2.3%
Alpine Global Premier Properties Fund	412,253	1,212,024
DWS RREEF Real Estate Fund	313,247	479,268
DWS RREEF Real Estate Fund II	500,800	215,344
ING Clarion Global Real Estate Income Fund	831,713	2,636,530

	Number
	of Shares	Value
Nuveen Real Estate Income Fund	275,525	$989,135
		5,532,301
SENIOR LOAN 0.6%
BlackRock Floating Rate Income Strategies Fund II	53,900	431,739
Eaton Vance Senior Floating-Rate Trust	71,500	597,025
First Trust/Four Corners Senior Floating Rate Income Fund II	44,104	355,037
		1,383,801
US GENERAL EQUITY 4.5%
General American Investors Co.	125,200	1,921,820
Liberty All-Star Equity Fund	324,986	952,209
Nasdaq Premium Income & Growth Fund	293,000	2,815,730
SunAmerica Focused Alpha Growth Fund	572,500	5,100,975
		10,790,734
US HYBRID (GROWTH & INCOME) 3.1%
BlackRock Preferred and Equity Advantage Trust	77,718	491,955
Calamos Strategic Total Return Fund	1,106,300	6,294,847
Nicholas-Applegate Equity & Convertible Income Fund	67,800	732,240
		7,519,042
UTILITY 1.7%
Evergreen Utilities and High Income Fund	199,108	1,875,597
Macquarie Global Infrastructure Total Return Fund	122,380	1,150,372
Reaves Utility Income Trust	92,200	993,916
		4,019,885
TOTAL CLOSED-END FUNDS
(Identified cost—$398,483,646)		217,076,698
SHORT-TERM INVESTMENTS 10.0%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(b)	10,457,235	10,457,235

		Number
		of Shares	Value
Federated U.S. Treasury Cash Reserves Fund, 0.01%(6)		7,400,612	$7,400,612
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(b)		6,261,432	6,261,432
TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$24,119,279)			24,119,279
TOTAL INVESTMENTS (Identified cost—$422,602,925)	100.4%		241,195,977

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)%		(1,049,721)

NET ASSETS (Equivalent to $8.77 per share based on 27,372,938 shares of common stock outstanding)	100.0%		$240,146,256

Note: Percentages indicated are based on the net assets of the Fund.

(a)     Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.2% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)    Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$241,195,977	$216,633,043	$24,562,934	$—

Note 2. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$1,008,942
Gross unrealized depreciation	(182,415,890)
Net unrealized depreciation	$(181,406,948)

Cost for federal income tax purposes	$422,602,925

Item 2. Controls and Procedures

(a)                        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                       During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 27, 2009